OTHER LIABILITIES (Details) - USD ($) $ in Millions	Jul. 06, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Defined benefit pension obligation	$ 24	$ 20
Non-current lease liabilities	13	2
Accrued employee benefits	7	6
Reforestation obligations	4	2
Unrealized monetary hedge loss	0	3
Other	1	1
Other liabilities	$ 49	$ 34